Income Taxes - Schedule of Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 44,190	$ (49,975)	$ (50,339)	$ (39,118)	$ 22,272	$ (15,231)
PRC tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$ (11,048)	$ 12,494	$ 12,584	$ 9,780	$ (5,568)	$ 3,808
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	9	(5)	(13)	(1,373)	(195)	(192)
Change in valuation allowance	(624)	(373)	(443)	(11,067)	209	870
Non-deductible and non-taxable items	(5,029)	(14,475)	(15,664)	(12,329)	(1,343)	(2,311)
Others	1,648	1,886	1,011	674	318	(135)
Total	$ (15,044)	$ (473)	$ (2,525)	$ (14,315)	$ (6,579)	$ 2,040